17. PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment Net
PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment roll-forward is set forth below:

	Weighted average depreciation rate (p.a.)	12.31.17	Additions	Disposals	Restatement by Hyperinflation (1)	Exchange rate variation	Transfers (2)	12.31.18
Cost
Land	-	706.2	0.1	(25.7)	32.7	(17.2)	(159.3)	536.9
Buildings and improvements	-	6,102.8	4.8	(113.4)	205.3	(4.3)	1,251.1	7,446.3
Machinery and equipment	-	8,881.2	64.3	(234.5)	346.4	(77.8)	(707.2)	8,272.5
Facilities	-	2,175.0	0.7	(21.1)	0.3	8.9	(2,019.5)	144.3
Furniture and fixtures	-	171.5	25.3	(5.6)	9.5	1.6	(42.3)	160.0
Vehicles	-	28.6	3.1	(0.7)	2.8	0.2	(16.5)	17.5
Construction in progress	-	453.9	585.4	-	15.5	(25.2)	(619.9)	409.7
Advances to suppliers	-	13.7	0.4	-	-	1.2	(1.9)	13.5
		18,532.9	684.1	(401.0)	612.5	(112.6)	(2,315.5)	17,000.7

Depreciation
Buildings and improvements	3.00%	(1,872.4)	(188.1)	28.9	(63.5)	(12.5)	(471.3)	(2,578.8)
Machinery and equipment	5.95%	(3,656.5)	(562.7)	136.1	(192.7)	(0.2)	655.6	(3,620.4)
Facilities	4.49%	(724.5)	(93.8)	13.0	(0.2)	3.5	778.7	(23.3)
Furniture	8.09%	(77.7)	(17.0)	3.2	(7.0)	(0.7)	28.3	(71.0)
Vehicles	19.91%	(11.2)	(2.1)	0.5	(2.6)	0.9	4.3	(10.2)
		(6,342.3)	(863.7)	181.7	(266.0)	(9.0)	995.6	(6,303.7)
		12,190.6	(179.6)	(219.3)	346.5	(121.6)	(1,319.9)	10,697.0

(1)	Refers to the price index update as disclosed in note 3.28.
(2)	Refers to the transfer of R$122.1 to intangible assets, R$31.9 to biological assets and R$1,165.8 to assets held for sale.

	Weighted average depreciation rate (p.a.)	12.31.16	Additions	Business combinations	Disposals	Transfers	Exchange rate variation	12.31.17
Cost
Land	-	575.9	6.2	123.5	(2.0)	6.1	(3.5)	706.2
Buildings and improvements	-	5,648.6	60.2	258.8	(36.7)	183.6	(11.8)	6,102.8
Machinery and equipment	-	7,994.1	57.9	389.1	(175.4)	569.8	45.7	8,881.2
Facilities	-	2,047.9	14.8	-	(25.8)	137.3	0.8	2,175.0
Furniture	-	163.5	2.1	16.1	(4.2)	5.8	(11.8)	171.5
Vehicles	-	27.3	0.3	4.8	(8.9)	4.8	0.3	28.6
Construction in progress	-	886.0	693.6	13.6	(5.6)	(1,091.0)	(42.7)	453.9
Advances to suppliers	-	16.1	15.8	-	-	(17.6)	(0.6)	13.7
		17,359.4	850.9	805.9	(258.6)	(201.2)	(23.6)	18,532.9

Depreciation
Buildings and improvements	3.02%	(1,694.4)	(184.0)	(11.4)	17.0	3.7	(3.4)	(1,872.4)
Machinery and equipment	5.93%	(3,193.9)	(567.2)	(21.0)	107.4	3.5	14.7	(3,656.5)
Facilities	3.78%	(646.3)	(91.3)	-	10.8	0.5	1.8	(724.5)
Furniture	8.05%	(66.5)	(13.4)	-	3.1	(0.9)	-	(77.7)
Vehicles	19.99%	(12.1)	(3.2)	(2.8)	7.2	(1.3)	1.0	(11.2)
		(5,613.2)	(859.1)	(35.2)	145.5	5.5	14.1	(6,342.3)
		11,746.2	(8.2)	770.7	(113.1)	(195.7)	(9.5)	12,190.6

The Company has fully depreciated items that are still operating, which are set forth below:

	12.31.18	12.31.17
Cost
Buildings and improvements	151.8	138.2
Machinery and equipment	692.1	700.0
Facilities	85.6	74.0
Furniture and fixtures	27.3	22.7
Vehicles	5.3	5.3
	962.1	940.2

During the year ended December 31, 2018, the Company capitalized interest in the amount of R$19.6 (R$33.6 as of December 31, 2017). The weighted average interest rate utilized to determine the capitalized amount was 3.27% p.a. (7.41% p.a. as of December 31, 2017). The amount related to discontinued operations is R$12.4 on December 31, 2018 (R$1.8 as of December 31, 2017).

On December 31, 2018, except for the built to suit agreement mentioned in note 23.2, the Company had no commitments related to acquisition or construction of property, plant and equipment items.

The property, plant and equipment items that are pledged as collateral for transactions of different natures are set forth below:

		12.31.18	12.31.17
	Type of collateral	Book value of the collateral	Book value of the collateral
Land	Financial/Tax	239.0	330.0
Buildings and improvements	Financial/Tax	1,220.7	1,290.4
Machinery and equipment	Financial/Labor/Tax/Civil	1,877.4	2,318.7
Facilities	Financial/Tax	579.4	540.9
Furniture and fixtures	Financial/Tax	18.6	21.9
Vehicles	Financial/Tax	0.6	1.5
Other	Financial/Tax	-	0.4
		3,935.7	4,503.8